Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue
Year ending December 31,	Amount
2017	(11,336)
2018	(8,900)
2019	(6,602)
2020	(801)
(27,639)

Schedule of Unearned Revenue, Current and Non-Current

	December 31, 2015	December 31, 2016
Hires collected in advance	8,469	7,924
Charter revenue resulting from varying charter rates	36,395	28,232
Total	44,864	36,156
Less current portion	(18,356)	(19,668)
Non-current portion	26,508	16,488